JPMorgan Small Cap Equity Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 97.0%
Aerospace & Defense — 0.9%
Woodward, Inc.	303	46,653
Automobile Components — 0.8%
LCI Industries (a)	338	41,644
Banks — 8.6%
BankUnited, Inc.	1,642	45,989
Commerce Bancshares, Inc.	1,015	53,996
Cullen/Frost Bankers, Inc.	504	56,708
First Financial Bancorp	2,239	50,187
First Hawaiian, Inc.	2,421	53,156
First Interstate BancSystem, Inc., Class A	1,849	50,322
ServisFirst Bancshares, Inc. (a)	843	55,909
Wintrust Financial Corp.	603	62,991
		429,258
Beverages — 1.1%
Primo Water Corp.	3,085	56,179
Broadline Retail — 0.7%
Savers Value Village, Inc. * (a)	1,822	35,127
Building Products — 4.6%
AZEK Co., Inc. (The) *	1,097	55,095
Hayward Holdings, Inc. *	4,234	64,815
Janus International Group, Inc. *	2,366	35,803
Simpson Manufacturing Co., Inc.	344	70,554
		226,267
Capital Markets — 4.6%
AssetMark Financial Holdings, Inc. *	1,272	45,036
Evercore, Inc., Class A	319	61,407
Moelis & Co., Class A (a)	452	25,646
Morningstar, Inc.	130	40,158
StepStone Group, Inc., Class A	1,552	55,489
		227,736
Chemicals — 3.8%
Axalta Coating Systems Ltd. *	1,617	55,584
Balchem Corp.	235	36,436
Perimeter Solutions SA *	4,829	35,831
Quaker Chemical Corp. (a)	298	61,178
		189,029
Commercial Services & Supplies — 7.1%
Casella Waste Systems, Inc., Class A *	791	78,230
Driven Brands Holdings, Inc. *	2,718	42,924
MSA Safety, Inc.	434	83,963
RB Global, Inc. (Canada)	594	45,266
Stericycle, Inc. *	1,110	58,523
UniFirst Corp.	263	45,635
		354,541

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Construction & Engineering — 1.6%
WillScot Mobile Mini Holdings Corp. *	1,745	81,160
Consumer Staples Distribution & Retail — 4.4%
BJ's Wholesale Club Holdings, Inc. *	973	73,631
Casey's General Stores, Inc.	202	64,424
Performance Food Group Co. *	1,083	80,801
		218,856
Containers & Packaging — 1.3%
AptarGroup, Inc.	466	67,056
Diversified Consumer Services — 1.2%
Bright Horizons Family Solutions, Inc. *	537	60,889
Electric Utilities — 1.2%
Portland General Electric Co.	1,384	58,142
Electrical Equipment — 0.6%
Shoals Technologies Group, Inc., Class A *	2,601	29,075
Electronic Equipment, Instruments & Components — 4.5%
Badger Meter, Inc.	303	48,988
Cognex Corp.	652	27,647
Fabrinet (Thailand) *	239	45,172
nLight, Inc. *	2,184	28,388
Novanta, Inc. * (a)	415	72,607
		222,802
Energy Equipment & Services — 0.3%
Cactus, Inc., Class A	275	13,765
Financial Services — 1.4%
WEX, Inc. *	290	68,864
Food Products — 1.9%
Freshpet, Inc. * (a)	405	46,958
Utz Brands, Inc. (a)	2,475	45,627
		92,585
Ground Transportation — 2.0%
Knight-Swift Transportation Holdings, Inc.	834	45,874
Landstar System, Inc.	290	55,977
		101,851
Health Care Equipment & Supplies — 3.2%
Envista Holdings Corp. *	1,935	41,373
ICU Medical, Inc. *	446	47,871
Neogen Corp. * (a)	2,217	34,981
QuidelOrtho Corp. *	676	32,396
		156,621
Health Care Providers & Services — 4.8%
Chemed Corp.	101	64,958
Encompass Health Corp. (a)	954	78,764

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Health Care Providers & Services — continued
HealthEquity, Inc. *	630	51,399
Progyny, Inc. *	1,093	41,722
		236,843
Health Care Technology — 0.8%
Certara, Inc. *	2,299	41,112
Hotel & Resort REITs — 1.2%
Ryman Hospitality Properties, Inc.	497	57,415
Hotels, Restaurants & Leisure — 2.9%
Monarch Casino & Resort, Inc.	514	38,509
Planet Fitness, Inc., Class A *	777	48,685
Wendy's Co. (The)	3,085	58,122
		145,316
Industrial REITs — 1.1%
EastGroup Properties, Inc.	296	53,193
Insurance — 1.9%
Kinsale Capital Group, Inc.	73	38,092
RLI Corp.	370	54,966
		93,058
Leisure Products — 2.1%
Acushnet Holdings Corp. (a)	695	45,852
Brunswick Corp.	616	59,480
		105,332
Life Sciences Tools & Services — 0.7%
Azenta, Inc. *	565	34,074
Machinery — 5.1%
Douglas Dynamics, Inc.	1,014	24,453
Hillman Solutions Corp. *	5,132	54,603
Lincoln Electric Holdings, Inc.	200	51,271
RBC Bearings, Inc. * (a)	254	68,647
Toro Co. (The)	573	52,488
		251,462
Multi-Utilities — 0.6%
Northwestern Energy Group, Inc.	579	29,477
Oil, Gas & Consumable Fuels — 2.1%
DT Midstream, Inc.	867	52,948
SM Energy Co.	1,040	51,859
		104,807
Professional Services — 3.0%
First Advantage Corp. (a)	3,327	53,967
Paycor HCM, Inc. * (a)	2,072	40,286
Verra Mobility Corp. *	2,178	54,371
		148,624

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Real Estate Management & Development — 1.2%
Cushman & Wakefield plc * (a)	5,482	57,347
Retail REITs — 1.2%
NNN REIT, Inc.	1,445	61,776
Semiconductors & Semiconductor Equipment — 3.6%
Allegro MicroSystems, Inc. (Japan) *	1,432	38,612
MACOM Technology Solutions Holdings, Inc. * (a)	810	77,467
Power Integrations, Inc.	882	63,102
		179,181
Software — 5.3%
Clearwater Analytics Holdings, Inc., Class A *	2,590	45,824
Envestnet, Inc. *	690	39,968
Guidewire Software, Inc. *	404	47,152
nCino, Inc. * (a)	1,253	46,829
Qualys, Inc. *	232	38,734
Workiva, Inc. *	543	46,007
		264,514
Specialized REITs — 1.2%
CubeSmart	1,272	57,505
Trading Companies & Distributors — 2.4%
Applied Industrial Technologies, Inc.	312	61,684
Core & Main, Inc., Class A *	1,007	57,629
		119,313
Total Common Stocks (Cost $3,210,602)		4,818,449
Short-Term Investments — 6.9%
Investment Companies — 2.9%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (b) (c) (Cost $145,910)	145,842	145,901
Investment of Cash Collateral from Securities Loaned — 4.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (b) (c)	171,964	171,964
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	24,170	24,170
Total Investment of Cash Collateral from Securities Loaned (Cost $196,195)		196,134
Total Short-Term Investments (Cost $342,105)		342,035
Total Investments — 103.9% (Cost $3,552,707)		5,160,484
Liabilities in Excess of Other Assets — (3.9)%		(194,239)
NET ASSETS — 100.0%		4,966,245

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
Abbreviations
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at March 31, 2024. The total value of securities on loan at March 31, 2024 is $192,692.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$5,160,484	$—	$—	$5,160,484

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Small Cap Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$162,027	$1,448,608	$1,464,756	$49	$(27)	$145,901	145,842	$6,348	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	247,060	782,798	857,900	63	(57)	171,964	171,964	9,329	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	61,967	355,936	393,733	—	—	24,170	24,170	1,164	—
Total	$471,054	$2,587,342	$2,716,389	$112	$(84)	$342,035		$16,841	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.